DoubleLine Infrastructure Income Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 45.6%
1,008,617	AASET Ltd., Series 2018-1A-A	3.84	% (a)	01/16/2038	993,288
4,705,729	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A-B	5.68	% (a)(b)	12/16/2041	4,531,951
4,778,265	Business Jet Securities LLC, Series 2021-1A-A	2.16	% (a)	04/15/2036	4,883,903
2,537,222	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	2,546,270
4,014,278	Castlelake Aircraft Securitization Trust, Series 2017-1-A	3.97%		07/15/2042	4,013,684
1,830,000	CLI Funding LLC, Series 2020-1A-A	2.08	% (a)	09/18/2045	1,848,371
3,885,208	CLI Funding LLC, Series 2020-3A-A	2.07	% (a)	10/18/2045	3,924,916
6,768,167	CLI Funding LLC, Series 2021-1A-A	1.64	% (a)	02/18/2046	6,725,561
8,000,000	DataBank Issuer, Series 2021-1A-A2	2.06	% (a)	02/27/2051	8,119,999
2,100,000	DataBank Issuer, Series 2021-1A-C	4.43	% (a)	02/27/2051	2,146,054
2,500,000	Diamond Infrastructure Funding LLC, Series 2021-1A-B	2.36	% (a)	04/15/2049	2,506,070
5,248,959	Falcon Aerospace Ltd., Series 2017-1-A	4.58	% (a)	02/15/2042	5,283,219
3,418,361	GAIA Aviation Ltd., Series 2019-1-A	3.97	% (a)(b)	12/15/2044	3,403,262
5,462,688	Goodgreen Trust, Series 2020-1A-A	2.63	% (a)	04/15/2055	5,642,132
4,250,000	GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS-B	2.41	% (a)	05/20/2048	4,263,528
9,225,615	Harbour Aircraft Investments Ltd., Series 2017-1-A	4.00%		11/15/2037	8,804,512
2,570,450	Helios Issuer LLC, Series 2020-AA-A	2.98	% (a)	06/20/2047	2,686,732
23,433	HERO Funding Trust, Series 2015-2A-A	3.99	% (a)	09/20/2040	24,691
713,174	HERO Funding Trust, Series 2016-3A-A2	3.91	% (a)	09/20/2042	742,896
1,684,129	HERO Funding Trust, Series 2016-4A-A2	4.29	% (a)	09/20/2047	1,752,404
4,891,304	Horizon Aircraft Finance Ltd., Series 2019-1-A	3.72	% (a)	07/15/2039	4,830,955
3,931,581	ITE Rail Fund Levered LP, Series 2021-1A-A	2.25	% (a)	02/28/2051	3,962,471
4,267,108	JOL Air Ltd., Series 2019-1-A	3.97	% (a)	04/15/2044	4,273,014
2,001,468	Kestrel Aircraft Funding Ltd., Series 2018-1A-A	4.25	% (a)	12/15/2038	1,998,626
6,946,383	Loanpal Solar Loan Ltd., Series 2020-3GS-A	2.47	% (a)	12/20/2047	7,104,635
974,144	Lunar Aircraft Ltd., Series 2020-1A-A	3.38	% (a)	02/15/2045	963,290
280,702	MACH 1 Cayman Ltd., Series 2019-1-A	3.47	% (a)	10/15/2039	281,340
5,131,806	Mosaic Solar Loan Trust, Series 2017-1A-A	4.45	% (a)	06/20/2042	5,605,078
2,537,317	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01	% (a)	06/22/2043	2,739,765
3,951,755	Mosaic Solar Loan Trust, Series 2019-2A-B	3.28	% (a)	09/20/2040	4,109,876
3,677,795	Mosaic Solar Loan Trust, Series 2020-1A-A	2.10	% (a)	04/20/2046	3,755,619
5,037,439	Mosaic Solar Loan Trust, Series 2020-2A-B	2.21	% (a)	08/20/2046	5,036,116
125,877	NP SPE LLC, Series 2016-1A-A1	4.16	% (a)	04/20/2046	131,648
2,067,256	NP SPE LLC, Series 2017-1A-A1	3.37	% (a)	10/21/2047	2,125,083
4,000,000	NP SPE LLC, Series 2021-1A-A1	2.23	% (a)	03/19/2051	4,025,788
3,796,010	Raptor Aircraft Finance LLC, Series 2019-1-A	4.21	% (a)	08/23/2044	3,655,432
5,000,000	Regional Ltd., Series 2021-1A-A	5.75%		04/15/2041	4,968,060
4,900,000	SBA Tower Trust	1.88	% (a)	01/15/2026	4,967,993
157,948	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75	% (a)	10/15/2042	154,507
3,801,411	Sprite Ltd., Series 2017-1-A	4.25	% (a)	12/15/2037	3,785,536
3,857,833	Stack Infrastructure Issuer LLC, Series 2019-1A-A2	4.54	% (a)	02/25/2044	4,088,556

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,500,000	Stack Infrastructure Issuer LLC, Series 2019-2A-A2	3.08	% (a)	10/25/2044	4,640,378
1,364,975	Start Ltd., Series 2018-1-A	4.09	% (a)	05/15/2043	1,372,170
2,720,510	Sunnova Helios Issuer LLC, Series 2018-1A-A	4.87	% (a)	07/20/2048	2,964,205
4,791,740	Sunnova Helios Issuer LLC, Series 2021-A-A	1.80	% (a)	02/20/2048	4,770,949
7,831,180	Sunnova Sol Issuer LLC, Series 2020-2A-A	2.73	% (a)	11/01/2055	8,037,016
3,685,000	TAL Advantage VII LLC, Series 2020-1A-A	2.05	% (a)	09/20/2045	3,721,812
2,739,892	Textainer Marine Containers Ltd., Series 2020-1A-A	2.73	% (a)	08/21/2045	2,789,350
2,789,459	Textainer Marine Containers Ltd., Series 2020-2A-A	2.10	% (a)	09/20/2045	2,815,296
6,375,333	Textainer Marine Containers Ltd., Series 2021-1A-A	1.68	% (a)	02/20/2046	6,322,907
5,472,709	Thunderbolt Aircraft Lease Ltd., Series 2017-A-A	4.21	% (a)(b)	05/17/2032	5,492,274
1,297,386	Thunderbolt Aircraft Lease Ltd., Series 2017-A-B	5.75	% (a)(b)	05/17/2032	1,209,926
1,771,600	Thunderbolt Aircraft Lease Ltd., Series 2018-A-A	4.15	% (a)(b)	09/15/2038	1,770,023
2,678,571	Thunderbolt Aircraft Lease Ltd., Series 2018-A-B	5.07	% (a)(b)	09/15/2038	2,476,864
3,583,942	Trinity Rail Leasing LLC, Series 2010-1A-A	5.19	% (a)	10/16/2040	3,801,311
1,611,139	Trinity Rail Leasing LLC, Series 2020-1A-A	1.96	% (a)	10/17/2050	1,616,707
2,500,000	Trinity Rail Leasing LLC, Series 2021-1A-A	2.26	% (a)	07/19/2051	2,513,316
10,000,000	TRIP Rail Master Funding LLC, Series 2021-2-A	2.15	% (a)	06/19/2051	10,046,930
9,362,500	Triton Container Finance LLC, Series 2020-1A-A	2.11	% (a)	09/20/2045	9,436,812
6,851,250	Triton Container Finance LLC, Series 2021-1A-A	1.86	% (a)	03/20/2046	6,826,988
4,250,000	USQ Rail LLC, Series 2021-3-A	2.21	% (a)	06/28/2051	4,290,923
5,500,000	Vantage Data Centers Issuer LLC, Series 2020-2A-A2	1.99	% (a)	09/15/2045	5,479,295
6,000,000	VB-S1 Issuer LLC, Series 2018-1A-C	3.41	% (a)	02/15/2048	6,161,495
4,000,000	VB-S1 Issuer LLC, Series 2020-1A-C2	3.03	% (a)	06/15/2050	4,185,306
4,748,448	Vivint Solar Financing LLC, Series 2018-1A-A	4.73	% (a)	04/30/2048	5,175,593
2,795,479	WAVE Trust, Series 2017-1A-A	3.84	% (a)	11/15/2042	2,775,539
6,744,457	Zephyrus Capital Aviation Partners Ltd., Series 2018-1-A	4.61	% (a)	10/15/2038	6,694,379

Total Asset Backed Obligations (Cost $261,548,192)					264,794,595

Bank Loans - 1.0%
1,760,000	Aligned Energy LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00	% (d)	09/02/2023	1,759,648
4,240,000	Aligned Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00	% (d)	09/02/2023	4,239,152

Total Bank Loans (Cost $6,000,000)					5,998,800

Foreign Corporate Bonds - 13.4%
3,650,000	Adani Ports & Special Economic Zone Ltd.	4.00	% (a)	07/30/2027	3,809,874
10,500,000	APT Pipelines Ltd.	4.25	% (a)	07/15/2027	11,873,294
2,520,000	Delek & Avner Tamar Bond Ltd.	5.41	% (a)	12/30/2025	2,539,560
2,000,000	Emirates SembCorp Water & Power Company PJSC	4.45	% (a)	08/01/2035	2,300,000
3,507,000	Empresa de Transporte de Pasajeros Metro S.A.	5.00	% (a)	01/25/2047	4,062,877
2,336,071	Energia Eolica S.A.	6.00	% (d)	08/30/2034	2,546,318
2,809,152	Fermaca Enterprises S. de R.L. de C.V.	6.38	% (a)	03/30/2038	3,195,438
1,530,446	Fermaca Enterprises S. de R.L. de C.V.	6.38%		03/30/2038	1,740,898
5,000,000	GNL Quintero S.A.	4.63%		07/31/2029	5,459,375
1,790,376	Interoceanica Finance Ltd.	0.00	% (a)	11/30/2025	1,694,143
4,117,869	Interoceanica Finance Ltd.	0.00%		11/30/2025	3,896,534
3,640,000	Israel Electric Corporation Ltd.	5.00	% (a)	11/12/2024	4,077,619

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,336,872	Lima Metro Finance Ltd.	5.88	% (a)	07/05/2034	3,901,187
179,678	Lima Metro Finance Ltd.	5.88%		07/05/2034	210,064
1,629,911	Panama Metro Line SP	0.00	% (a)	12/05/2022	1,595,251
4,216,000	Sydney Airport Finance Company Pty Ltd.	3.38	% (a)	04/30/2025	4,512,052
2,440,000	Sydney Airport Finance Company Pty Ltd.	3.63	% (a)	04/28/2026	2,653,609
8,299,000	TransCanada PipeLines Ltd.	4.25%		05/15/2028	9,543,085
840,000	Transelec S.A.	4.63	% (a)	07/26/2023	899,207
500,000	Transelec S.A.	4.25	% (a)	01/14/2025	544,138
6,000,000	Transelec S.A.	3.88	% (a)	01/12/2029	6,509,280

Total Foreign Corporate Bonds (Cost $71,642,567)					77,563,803

US Corporate Bonds - 36.1%
6,383,000	Ameren Corporation	3.65%		02/15/2026	7,011,370
2,634,860	American Airlines	3.85%		02/15/2028	2,483,356
1,993,297	American Airlines	3.25%		10/15/2028	1,933,498
11,200,000	American Tower Corporation	4.40%		02/15/2026	12,664,903
700,000	American Tower Corporation	3.38%		10/15/2026	763,445
474,000	American Transmission Systems, Inc.	5.25	% (a)	01/15/2022	485,407
11,015,000	AT&T, Inc.	4.30%		12/15/2042	12,562,571
1,157,000	Crown Castle International Corporation	3.70%		06/15/2026	1,274,236
5,716,000	Crown Castle International Corporation	3.65%		09/01/2027	6,309,329
3,500,000	Crown Castle International Corporation	2.25%		01/15/2031	3,458,386
9,000,000	Digital Realty Trust	3.70%		08/15/2027	10,080,088
10,250,000	Dominion Energy, Inc.	3.38%		04/01/2030	11,172,324
4,175,000	DTE Energy Company	2.85%		10/01/2026	4,463,580
5,000,000	DTE Energy Company	3.80%		03/15/2027	5,570,880
8,655,000	Duquesne Light Holdings, Inc.	3.62	% (a)	08/01/2027	9,403,382
11,450,000	Equinix, Inc.	2.15%		07/15/2030	11,387,271
7,266,000	Exelon Corporation	3.40%		04/15/2026	7,917,623
3,688,000	Exelon Corporation	4.05%		04/15/2030	4,204,794
2,250,000	FirstEnergy Corporation	2.25%		09/01/2030	2,159,997
6,873,000	Metropolitan Edison Company	4.00	% (a)	04/15/2025	7,289,172
6,000,000	MPLX LP	4.00%		03/15/2028	6,710,598
10,000,000	NextEra Energy Capital Holdings, Inc.	2.25%		06/01/2030	10,086,455
9,900,000	NiSource, Inc.	3.60%		05/01/2030	10,975,227
10,000,000	Southern Company	3.70%		04/30/2030	11,036,814
10,250,000	Sunoco Logistics Partners Operations LP	3.90%		07/15/2026	11,201,448
10,000,000	T-Mobile USA, Inc.	3.88%		04/15/2030	11,212,500
5,032,000	Union Pacific Corporation	3.70%		03/01/2029	5,671,378
5,601,852	United Airlines Pass-Through Trust	3.65%		10/07/2025	5,629,861
1,879,187	United Airlines Pass-Through Trust	3.65%		01/07/2026	1,883,885
1,750,000	United Airlines, Inc.	4.38	% (a)	04/15/2026	1,813,753
10,000,000	Verizon Communications, Inc.	3.15%		03/22/2030	10,806,344

Total US Corporate Bonds (Cost $197,932,843)					209,623,875

Short Term Investments - 3.5%
6,834,142	First American Government Obligations Fund - Class U	0.03	% (c)		6,834,142

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,834,143	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03	% (c)		6,834,143
6,834,143	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% (c)		6,834,143

Total Short Term Investments (Cost $20,502,428)					20,502,428

Total Investments - 99.6% (Cost $557,626,030)					578,483,501
Other Assets in Excess of Liabilities - 0.4%					2,186,507

NET ASSETS - 100.0%					$580,670,008

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

(c)	Seven-day yield as of period end

(d)	Value determined using significant unobservable inputs.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Asset Backed Obligations	45.6%
US Corporate Bonds	36.1%
Foreign Corporate Bonds	13.4%
Short Term Investments	3.5%
Bank Loans	1.0%
Other Assets and Liabilities	0.4%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Asset Backed Obligations	45.6%
Utilities	16.8%
Telecommunications	10.2%
Energy	9.1%
Transportation	7.3%
Short Term Investments	3.5%
Aerospace & Defense	2.4%
Technology	2.0%
Real Estate	1.7%
Electronics/Electric	1.0%
Other Assets and Liabilities	0.4%

100.0%

Notes to Schedule of Investments

June 30, 2021 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate annual report.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2021:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$3,309,979,986	$278,899,141	$11,738,863	$2,906,330	$429,419,386	$35,785,718
Affiliated Mutual Funds	—	1,153,718,117	—	5,520,826	—	—
Common Stocks	—	2,065,771	1,416,685	—	553,839	15,807
Exchange Traded Funds	—	—	—	2,421,900	—	—
Mutual Funds	—	—	—	612,300	—	—
Real Estate Investment Trusts	—	—	—	1,494,420	—	—

Total Level 1	3,309,979,986	1,434,683,029	13,155,548	12,955,776	429,973,225	35,801,525
Level 2
US Government and Agency Mortgage Backed Obligations	$19,138,812,064	$1,522,988,533	$—	$5,678,345	$416,006,705	$—
Non-Agency Residential Collateralized Mortgage Obligations	12,657,253,614	1,303,728,472	—	5,298,408	1,207,238,434	—
US Government and Agency Obligations	5,687,619,151	2,380,297,580	—	—	554,119,694	—
Non-Agency Commercial Mortgage Backed Obligations	4,442,331,423	959,090,311	—	—	1,110,919,238	—
Asset Backed Obligations	2,439,248,318	473,191,379	—	—	600,296,183	—
Collateralized Loan Obligations	1,465,619,365	382,040,512	—	—	1,197,530,827	5,991,294
Bank Loans	—	422,711,139	—	—	366,426,471	256,866,926
US Corporate Bonds	—	1,663,115,461	—	—	403,934,279	17,970,290
Foreign Corporate Bonds	—	890,229,715	569,323,827	—	869,544,763	1,141,154
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	266,027,923	289,540,415	—	111,536,943	—
Other Short Term Investments	—	—	—	2,998,999	—	—
Municipal Bonds	—	11,256,536	—	—	—	—

Total Level 2	45,830,883,935	10,274,677,561	858,864,242	13,975,752	6,837,553,537	281,969,664
Level 3
Repurchase Agreements	$224,482,985	$18,706,915	$—	$—	$—	$—
Non-Agency Residential Collateralized Mortgage Obligations	69,099,420	159,924	—	—	—	—
Bank Loans	37,992,400	6,601,819	—	—	—	482,887
Collateralized Loan Obligations	468,838	—	—	125,510	—	—
Common Stocks	—	1,525,897	—	—	—	1,150,389
Warrants	—	17,618	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—

Total Level 3	332,043,643	27,012,173	—	125,510	—	1,633,276

Total	$49,472,907,564	$11,736,372,763	$872,019,790	$27,057,038	$7,267,526,762	$319,404,465

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(177,214)	$—	$—

Total Level 1	—	—	—	(177,214)	—	—
Level 2
Excess Return Swaps	—	—	—	2,101,413	—	—

Total Level 2	—	—	—	2,101,413	—	—
Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$1,924,199	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$362,304,364	$85,275,609	$2,758,725	$1,914,051	$11,874,081	$22,674,894
Affiliated Mutual Funds	200,148,954	47,401,257	—	—	—	—
Common Stocks	19,346	38,977	131,739	—	—	—

Total Level 1	562,472,664	132,715,843	2,890,464	1,914,051	11,874,081	22,674,894
Level 2
US Government and Agency Obligations	$1,540,397,159	$—	$—	$23,069,367	$—	$237,957,420
Collateralized Loan Obligations	1,284,440,466	246,292,757	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,112,715,911	285,696,590	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	1,010,843,998	188,380,057	—	—	—	—
Asset Backed Obligations	594,234,659	64,650,285	—	—	—	—
Bank Loans	566,899,177	111,626,664	—	—	—	—
Foreign Corporate Bonds	552,531,290	113,423,995	213,593,594	—	—	—
US Corporate Bonds	440,106,014	72,442,637	—	—	—	—
US Government and Agency Mortgage Backed Obligations	403,260,245	46,649,465	—	57,220,830	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	68,146,294	47,796,547	36,294,047	—	—	537,280,931
Other Short Term Investments	—	—	—	3,199,224	193,425,117	1,209,759

Total Level 2	7,573,575,213	1,176,958,997	249,887,641	83,489,421	193,425,117	776,448,110
Level 3
Repurchase Agreements	$24,051,749	$—	$—	$—	$—	$—
Non-Agency Commercial Mortgage Backed Obligations	6,215,292	1,179,075	—	—	—	—
Common Stocks	1,171,687	334,919	—	—	—	—
Bank Loans	491,827	131,853	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Asset Backed Obligations	—	14,397,808	—	—	—	—
Collateralized Loan Obligations	—	1,290,413	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Non-Agency Residential Collateralized Mortgage Obligations	$—	$9,837,172	$—	$—	$—	$—
Warrants	—	1,985	—	—	—	—

Total Level 3	31,930,555	27,173,225	—	—	—	—

Total	$8,167,978,432	$1,336,848,065	$252,778,105	$85,403,472	$205,299,198	$799,123,004

Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$1,273,613	$—	$—

Total Level 1	—	—	—	1,273,613	—	—
Level 2
Excess Return Swaps	1,535,598,308	—	—	—	(1,087,108)	—
Forward Currency Exchange Contracts	—	—	—	—	—	8,860

Total Level 2	1,535,598,308	—	—	—	(1,087,108)	8,860
Level 3	—	—	—	—	—	—

Total	$1,535,598,308	$—	$—	$1,273,613	$(1,087,108)	$8,860

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$20,502,428	$2,616,724	$4,470,900	$585,461	$41,695	$14,409,604
Affiliated Mutual Funds	—	—	5,362,761	—	—	—

Total Level 1	20,502,428	2,616,724	9,833,661	585,461	41,695	14,409,604
Level 2
Asset Backed Obligations	$264,794,595	$—	$511,705	$—	$—	$3,584,765
US Corporate Bonds	209,623,875	79,940,136	4,700,534	4,015,180	—	1,117,370
Foreign Corporate Bonds	75,017,485	54,298,819	4,816,178	600,479	1,576,964	—
Bank Loans	—	—	—	—	—	—
Commercial Paper	—	91,358,073	—	—	—	—
US Government and Agency Obligations	—	—	13,362,783	2,823,966	—	4,147,484
Collateralized Loan Obligations	—	—	13,509,632	3,001,746	—	21,933,569
Non-Agency Commercial Mortgage Backed Obligations	—	—	11,169,646	2,878,322	—	26,573,968
Non-Agency Residential Collateralized Mortgage Obligations	—	—	10,287,982	—	—	38,576,846
US Government and Agency Mortgage Backed Obligations	—	—	4,434,520	—	—	16,881,423
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	218,761	—	7,890,603	—
Other Short Term Investments	—	—	—	—	—	—

Total Level 2	549,435,955	225,597,028	63,011,741	13,319,693	9,467,567	112,815,425

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Level 3
Bank Loans	$5,998,800	$—	$—	$—	$—	$—
Foreign Corporate Bonds	2,546,318	—	—	—	—	—
Asset Backed Obligations	—	—	—	—	—	8,658,426
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,161,801

Total Level 3	8,545,118	—	—	—	—	9,820,227

Total	$578,483,501	$228,213,752	$72,845,402	$13,905,154	$9,509,262	$137,045,256

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Level 2
Excess Return Swaps	—	—	11,862,177	1,584,563	—	—
Forward Currency Exchange Contracts	—	—	(1,611,792)	—	—	—

Total Level 2	—	—	10,250,385	1,584,563	—	—
Level 3	—	—	—	—	—	—

Total	$—	$—	$10,250,385	$1,584,563	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$8,269,441
Money Market Funds	57,061

Total Level 1	8,326,502
Level 2
US Government and Agency Obligations	2,386,748

Total Level 2	2,386,748
Level 3

Total	$10,713,250

Other Financial Instruments
Level 1	$—

Level 2
Excess Return Swaps	295,211

Total Level 2	295,211
Level 3	—

Total	$295,211

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Asset Backed Obligations	$14,840,624	$—	$(690,253)	$—	$247,437	$—	$—	$—	$14,397,808	$(646,722)
Non-Agency Residential Collateralized Mortgage Obligations	10,060,931	27,710	(62,508)	49,992	—	(238,953)	—	—	9,837,172	(46,499)
Collateralized Loan Obligations	1,227,488	—	62,823	102	—	—	—	—	1,290,413	62,823
Non-Agency Commercial Mortgage Backed Obligations	1,178,250	—	(1,594)	2,419	—	—	—	—	1,179,075	(1,594)
Common Stocks	294,158	—	40,761	—	—	—	—	—	334,919	40,761
Bank Loans	136,307	1,455	(2,447)	992	—	(4,454)	—	—	131,853	(964)
Warrants	—	—	1,985	—	—	—	—	—	1,985	—
Foreign Corporate Bonds	1,500	—	(1,500)	—	—	—	—	—	—	(1,500)

Total	$27,739,258	$29,165	$(652,733)	$53,505	$247,437	$(243,407)	$—	$—	$27,173,225	$(593,695)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$14,397,808	Market Comparables	Market Quotes	$80.24 - $2,421.10 ($442.65)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$9,837,172	Market Comparables	Market Quotes	$94.91 ($94.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$1,290,413	Market Comparables	Market Quotes	$25.27 - $97.87 ($94.11)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,179,075	Market Comparables	Yields	25.56% (25.56%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Common Stocks	$334,919	Market Comparables	Market Quotes	$3.26 - $19.93 ($18.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$131,853	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Warrants	$1,985	Intrinsic Value	Underlying Equity Price	$0.00 - $0.96 ($0.96)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Enterprise Values	EBITDA multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Bank Loans	$—	$—	$—	$—	$—	$—	$5,998,800	$—	$5,998,800	$—
Foreign Corporate Bonds	2,648,957	(51)	(94,268)	(182)	—	(8,138)	—	—	2,546,318	(93,262)

Total	$2,648,957	$(51)	$(94,268)	$(182)	$—	$(8,138)	$5,998,800	$—	$8,545,118	$(93,262)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Bank Loans	$5,998,800	Market Comparables	Market Quotes	$99.98 ($99.98)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$2,546,318	Market Comparables	Market Quotes	$109.00 ($109.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Asset Backed Obligations	$6,941,744	$—	$(315,022)	$(295)	$2,115,069	$(83,070)	$—	$—	$8,658,426	$(181,508)
Non-Agency Commercial Mortgage Backed Obligations	1,140,684	—	16,940	4,177	—	—	—	—	1,161,801	16,940

Total	$8,082,428	$—	$(298,082)	$3,882	$2,115,069	$(83,070)	$—	$—	$9,820,227	$(164,568)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$8,658,426	Market Comparables	Market Quotes	$74.28 - $14,576.55 ($2,908.16)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,161,801	Market Comparables	Yields	12.00% (12.00%)	Increase in the yields would have resulted in the decrease in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.